Financial instruments (Details Textual) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	$ 357.2	$ 186.3
Percentage of trade and other current receivables	0.70%	0.70%